Segment Information (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2									2
Homebuilding revenues	$ 69,406	$ 261,668	$ 125,142	$ 78,836	$ 42,303	$ 146,894	$ 57,878	$ 19,202	$ 56,235	$ 507,949	$ 280,209	$ 56,094
Fee building revenue	55,617	60,781	52,761	30,028	42,937	47,732	29,099	26,429	46,630	186,507	149,890	93,563
Revenues	125,023				85,240					694,456	430,099	149,657
Income before income taxes	1,360	22,080	$ 9,042	$ 3,939	(1,111)	19,471	$ 6,594	$ 415	$ 7,431	33,950	33,911	5,003
Total assets	537,765	419,136				351,270				419,136	351,270
Homebuilding Segment [Member]
Segment Reporting Information [Line Items]
Homebuilding revenues	69,406				42,303					507,949	280,209	56,094
Income before income taxes	(331)				(3,134)					25,546	23,698	497
Total assets	516,046	393,095				331,697				393,095	331,697
Fee Building Segment [Member]
Segment Reporting Information [Line Items]
Fee building revenue	55,617				42,937					186,507	149,890	93,563
Income before income taxes	1,691				$ 2,023					8,404	10,213	$ 4,506
Total assets	$ 21,719	$ 26,041				$ 19,573				$ 26,041	$ 19,573